Operating expenses, Valuation of Stock Compensation (Details)		1 Months Ended			12 Months Ended
		Jan. 31, 2024 shares $ / shares	Jun. 30, 2023 shares	Jan. 31, 2023 shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Valuation of Stock Compensation [Abstract]
Number of restricted stock, forfeited (in shares)						57,431	199,400
Number of restricted stock, vested (in shares)	[1]				382,852	503,688	800,723
January 2024 [Member] | Management [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)		300,000
Number of restricted stock vesting in one year (in shares)		67,500
Number of restricted stock vesting in two years (in shares)		67,500
Number of restricted stock vesting in three years (in shares)		67,500
Number of restricted stock, vesting subject to certain market conditions (in shares)		97,500
January 2024 [Member] | Management [Member] | Vesting Price One [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock, vesting subject to certain market conditions (in shares)		48,750
Number of shares vested, fair value (in dollars per share) | $ / shares		$ 8.04
January 2024 [Member] | Management [Member] | Vesting Price Two [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock, vesting subject to certain market conditions (in shares)		48,750
Number of shares vested, fair value (in dollars per share) | $ / shares		$ 10.94
January 2024 [Member] | Board of Directors [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)		125,000
January 2023 [Member] | Management [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)				300,000
Number of restricted stock vesting in one year (in shares)				67,500
Number of restricted stock vesting in two years (in shares)				67,500
Number of restricted stock vesting in three years (in shares)				67,500
Number of restricted stock, forfeited (in shares)				32,500
Number of restricted stock, vesting subject to certain market conditions (in shares)				65,000
January 2023 [Member] | Management [Member] | Vesting Price One [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock, vesting subject to certain market conditions (in shares)				32,500
Number of shares vested, fair value (in dollars per share) | $ / shares				$ 8.25
January 2023 [Member] | Management [Member] | Vesting Price Two [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock, vesting subject to certain market conditions (in shares)				32,500
Number of shares vested, fair value (in dollars per share) | $ / shares				$ 6.72
January 2023 [Member] | Board of Directors [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)				135,000
Number of restricted stock, vested (in shares)			22,500

[1]	Does not include shares in lieu of dividends